HSBC World Selection Funds | Aggressive Strategy Fund
Aggressive Strategy Fund

HSBC WORLD SELECTIONTMFUNDS
Aggressive Strategy Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Average Annual Total Returns for Class A Shares of the Aggressive Strategy Fund (the “Fund”) after taxes, distributions and sale of Fund shares on page 10 of the Prospectus is deleted and replaced with the following:

Average Annual Total Returns	Inception Date	1 Year	5 Years	Since Inception
HSBC World Selection Funds Aggressive Strategy Fund Class A Shares After Taxes Distributions and Sale of Fund Shares	Feb. 14, 2005	10.58%	11.16%	4.80%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE